RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 29, 2019
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS:

Key management personnel compensation:
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. The amount for compensation expense recognized in net earnings for key management personnel was as follows:

	2019	2018

Short-term employee benefits	$5,338	$8,615
Post-employment benefits	204	2,995
Share-based payments	11,066	12,592
	$16,608	$24,202

The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 29, 2019	December 30, 2018

DSUs	$6,939	$8,310

Other:
During fiscal 2019, the Company incurred expenses for airplane usage of $1.4 million (2018 - $1.2 million), with a company controlled by the President and Chief Executive Officer of the Company. The payments made are in accordance with the terms of the agreement established and agreed to by the related parties. As at December 29, 2019, the amount in accounts payable and accrued liabilities related to the airplane usage was $0.7 million (December 30, 2018 - $0.3 million).